Note 15 - Contingencies	12 Months Ended
Nov. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
15.	Contingencies

From time to time the Company may be exposed to claims and legal actions in the normal course of business, which may be initiated by the Company. As at January 29, 2013, there were no pending or threatened litigation claims outstanding other than the ones described in the following paragraphs.

Pursuant to an arrangement agreement between Vasogen and Cervus LP (“Cervus”) dated August 14, 2009 (the "Cervus Agreement"), Vasogen and a Vasogen subsidiary (“New Vasogen”) entered into an indemnity agreement (the "Indemnity Agreement"), which became an obligation of the Company as of October 22, 2009. The Indemnity Agreement is designed to provide Cervus with indemnification for claims relating to Vasogen's and New Vasogen's business that are brought against Cervus in the future, subject to certain conditions and limitations. The Company's obligations under the Indemnity Agreement relating to the Tax pools defined in the Indemnity Agreement are limited to an aggregate of C$1,455,000 with a threshold amount of C$50,000 before there is an obligation to make a compensation payment. The Company does not expect to have to pay any amount under this indemnity agreement.

In February 2012, the Company filed an amendment to the ANDA for generic Focalin to include the 40 mg strength of dexmethylphenidate hydrochloride extended-release capsules.  Celgene Corporation, Novartis Pharmaceuticals Corporation, and Novartis Pharma AG, have filed a Complaint against Intellipharmaceutics Corp. for alleged patent infringement in the United States District Court for the District of New Jersey. In addition, Alkermes Pharma Ireland Limited (successor in title to Elan Pharma International Limited) has filed a Complaint against Intellipharmaceutics Corp. and Intellipharmaceutics Ltd. for alleged patent infringement in the United States District Court for the District of Delaware. Both Complaints are in relation to Intellipharmaceutics’ generic version of 40 mg Focalin XR®.

Both of these actions have been stayed on the consent of all parties pending ongoing settlement discussions. In view of the previous settlements related to five dosage strengths of the same drug product, the Company believes it is reasonable to expect that the litigation relating to the 40 mg strength could also be settled on terms satisfactory to the Company, although no assurance can be provided to this effect. Lawsuits such as these are an ordinary and expected part of the process of obtaining approval to commercialize a generic drug product in the United States. Intellipharmaceutics remains confident that its generic version of 40 mg Focalin XR® does not in any event infringe the patents in issue.